Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with applicable SEC rules, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Douglas L. Kennedy (1)	Compensation Actually Paid to Douglas Kennedy (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1), (2), (3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income (In Millions)	Diluted EPS Compared to Peer Group (5)
					Company TSR	Peer Group TSR
2025	$3,479,531	$2,072,177	$1,388,645	$821,424	$126.57	$152.71	$37.33	$2.10
2024	$2,699,356	$-	$1,095,345	$-	$144.62	$143.39	$32.99	$1.85
2023	$3,004,327	$2,478,130	$1,159,935	$925,306	$133.55	$126.67	$48.85	$2.71
2022	$3,070,048	$3,239,967	$1,380,828	$1,416,241	$165.52	$127.17	$74.25	$4.00
2021	$2,523,657	$3,753,878	$1,103,177	$1,711,909	$156.53	$136.64	$56.62	$2.93

1.
Douglas L. Kennedy was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for the 2023, 2024 and 2025 years presented were Frank A. Cavallaro, John P. Babcock, Robert A. Plante, and Gregory M. Smith. The individuals comprising the Non-PEO NEOs for the 2021 and 2022 years presented were Jeffrey J. Carfora, John P. Babcock, Robert A. Plante, and Gregory M. Smith.
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Douglas L. Kennedy	Exclusion of Stock Awards for Douglas L. Kennedy	Inclusion of Equity Values for Douglas L. Kennedy	Compensation Actually Paid to Douglas L. Kennedy
2025	$3,479,531	$(863,540)	$(543,814)	$2,072,177

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,388,645	$(380,567)	$(186,654)	$821,424

4.
The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW NASDAQ Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.
We determined Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025, 2024 and in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas L. Kennedy	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas L. Kennedy	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas L. Kennedy	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Douglas L. Kennedy	Total - Inclusion of Equity Values for Douglas L. Kennedy
2025	$708,805	$(794,078)	$-	$(458,541)	$-	$-	$(543,814)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2025	$312,288	$(333,649)	$-	$(165,293)	$-	$-	$(186,654)

Company Selected Measure Name	Diluted EPS Compared to Peer Group
Named Executive Officers, Footnote
1.
Douglas L. Kennedy was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for the 2023, 2024 and 2025 years presented were Frank A. Cavallaro, John P. Babcock, Robert A. Plante, and Gregory M. Smith. The individuals comprising the Non-PEO NEOs for the 2021 and 2022 years presented were Jeffrey J. Carfora, John P. Babcock, Robert A. Plante, and Gregory M. Smith.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW NASDAQ Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance
PEO Total Compensation Amount	$ 3,479,531	$ 2,699,356	$ 3,004,327	$ 3,070,048	$ 2,523,657
PEO Actually Paid Compensation Amount	$ 2,072,177		2,478,130	3,239,967	3,753,878
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Douglas L. Kennedy	Exclusion of Stock Awards for Douglas L. Kennedy	Inclusion of Equity Values for Douglas L. Kennedy	Compensation Actually Paid to Douglas L. Kennedy
2025	$3,479,531	$(863,540)	$(543,814)	$2,072,177

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas L. Kennedy	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas L. Kennedy	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas L. Kennedy	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Douglas L. Kennedy	Total - Inclusion of Equity Values for Douglas L. Kennedy
2025	$708,805	$(794,078)	$-	$(458,541)	$-	$-	$(543,814)

Non-PEO NEO Average Total Compensation Amount	$ 1,388,645	1,095,345	1,159,935	1,380,828	1,103,177
Non-PEO NEO Average Compensation Actually Paid Amount	$ 821,424		925,306	1,416,241	1,711,909
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,388,645	$(380,567)	$(186,654)	$821,424

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2025	$312,288	$(333,649)	$-	$(165,293)	$-	$-	$(186,654)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR of the KBW NASDAQ Regional Banking Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Diluted EPS

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Diluted EPS during the five most recently completed fiscal years.

Tabular List, Table

List of Most Important Financial Performance Measures

The following list presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs to Company performance for 2025. The measures in this table are not ranked.

•
Pre-Tax Income Before Provision for Credit Losses Compared to Budget/Target
•
Diluted Earnings per Share (EPS) Compared to Budget/Target
•
Diluted Earnings per Share (EPS) Growth
•
TSR Compared to Peer Group
•
Liquidity (Cash and Securities / Total Assets) Compared to Peer Group
•
Liquidity (Loan / Deposit Ratio) Compared to Peer Group

Total Shareholder Return Amount	$ 126.57	144.62	133.55	165.52	156.53
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss)	$ 37,330,000	$ 32,990,000	$ 48,850,000	$ 74,250,000	$ 56,620,000
Company Selected Measure Amount	2.1	1.85	2.71	4	2.93
PEO Name	Douglas L. Kennedy	Douglas L. Kennedy	Douglas L. Kennedy	Douglas L. Kennedy	Douglas L. Kennedy
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings per Share (EPS) Compared to Budget/Target
Non-GAAP Measure Description
5.
We determined Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025, 2024 and in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Income Before Provision for Credit Losses Compared to Budget/Targe
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted Earnings per Share (EPS) Growth
Measure:: 4
Pay vs Performance Disclosure
Name	TSR Compared to Peer Group
Measure:: 5
Pay vs Performance Disclosure
Name	Liquidity (Cash and Securities / Total Assets) Compared to Peer Group
Measure:: 6
Pay vs Performance Disclosure
Name	Liquidity (Loan / Deposit Ratio) Compared to Peer Group
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (863,540)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,814)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	708,805
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(794,078)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,541)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,567)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,654)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,288
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,649)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (165,293)